Commitment and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 2,303,599	$ 1,424,998	$ 1,211,936